Hedge accounting (Detail 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value hedges of interest rate risk
Disclosure Of Fair Value Hedge Accounting [Line Items]
Gains / (losses) on hedging instruments	SFr (20)	SFr 140	SFr 554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2
Fair value hedges of portfolio interest rate risk
Disclosure Of Fair Value Hedge Accounting [Line Items]
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	(7)	(12)	(29)
UBS AG | Fair value hedges of interest rate risk
Disclosure Of Fair Value Hedge Accounting [Line Items]
Gains / (losses) on hedging instruments	(20)	140	554
Gains / (losses) on hedged items attributable to the hedged risk	1	(144)	(552)
Net gains / (losses) representing ineffective portions of fair value hedges	(19)	(4)	2
UBS AG | Fair value hedges of portfolio interest rate risk
Disclosure Of Fair Value Hedge Accounting [Line Items]
Gains / (losses) on hedging instruments	(11)	(128)	(176)
Gains / (losses) on hedged items attributable to the hedged risk	4	116	147
Net gains / (losses) representing ineffective portions of fair value hedges	SFr (7)	SFr (12)	SFr (29)